INCOME TAX - Tax credits (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 COP ($)
INCOME TAX
Base	$ 89,867
Deferred tax recognized asset	29,664
Renting Colombia
INCOME TAX
Base	89,501
Deferred tax recognized asset	29,536
Pasarela Colombia
INCOME TAX
Base	366
Deferred tax recognized asset	$ 128